UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 31, 2005
                                                     --------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):          [ ] is a restatement.

                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners Limited
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Address: 1st Floor Cassini House
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           57-59 St James's Street
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           London SW1A 1LD
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           England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Anton French
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Title:   Company Secretary
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Phone:   +44(207) 659-4250
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


Signature, Place, and Date of Signing:

/s/ Anton French
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[Signature]

London, England
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[City, State]

May 11, 2005
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         None


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Form 13F Information Table Entry Total:


         11

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Form 13F Information Table Value Total:

         $457,485,746.30

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




                           FORM 13F INFORMATION TABLE


                                                                                                                    VOTING AUTHORITY
NAME OF ISSUER           TITLE OF       CUSIP         VALUE       SHARES/PRN   SH/  PUT/ INVESTMENT  OTHER       SOLE   SHARED  NONE
--------------           ---------      -----         -----       -----------  ---  ---- ----------  ------      -----  ------  ----
                         CLASS                        (x$1000)    AMT          PRN  CALL DISCRETION  MANAGERS
                         -----                        --------    ---          ---  ---- ----------  --------
DEVON ENERGY CORP        COMMON         25179M10 B       672.15     15000      SH          SOLE                  15000
MARATHON OIL CORP        COMMON         56584910 A   115,106.75   2423300      SH          SOLE                2423300
HUMAN GENOME SCI         COMMON         44490310 F    22,067.76   2121900      SH          SOLE                2121900
DIRECTV GROUP INC        COMMON         25459L10 A    67,947.12   4548000      SH          SOLE                4548000
LUCENT TECHNOLOGIES      WTS DEC 10 07  54946313 F        61.28     61.28      PRN         SOLE
VERIZON COMMUNICATIONS   COMMON         92343V10 A    71,454.24   2059200      SH          SOLE                2059200
NETBANK INC              COMMON         64093310 F    14,287.75   1675000      SH          SOLE                1675000
SOUTH FINL GROUP INC     COMMON         83784110 F       386.26     14000      SH          SOLE                  14000
ST JOE CO                COMMON         79014810 A    85,845.64   1221133      SH          SOLE                1221133
MORGAN STANLEY           COMMON         61744644 A    60,566.83   1202200      SH          SOLE                1202200
UNISYS CORPORATION       COMMON         90921410 A    19,089.95   2845000      SH          SOLE                2845000

